Harbor Emerging Markets Select ETF Expense Example - Harbor Emerging Markets Select ETF - Harbor Emerging Markets Select Equity ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208